     ANNUAL REPORT
------------------------------------------------------------------------------
October 31, 1997


     NEUBERGER&BERMAN
     INCOME FUNDS-Registered Trademark-

NEUBERGER&BERMAN
     GOVERNMENT MONEY FUND

NEUBERGER&BERMAN
     CASH RESERVES

NEUBERGER&BERMAN
     ULTRA SHORT BOND FUND

NEUBERGER&BERMAN
     LIMITED MATURITY BOND FUND

TABLE OF CONTENTS

    THE FUNDS

    PRESIDENT'S LETTER                             A-4

    GROWTH OF A DOLLAR CHARTS
      COMPARISON OF A $10,000 INVESTMENT
Ultra Short Bond Fund                              B-1
Limited Maturity Bond Fund                         B-2

    FINANCIAL STATEMENTS                           B-3

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Government Money Fund                             B-13
Cash Reserves                                     B-14
Ultra Short Bond Fund                             B-15
Limited Maturity Bond Fund                        B-16

    REPORT OF INDEPENDENT AUDITORS                B-19

    THE PORTFOLIOS

    SCHEDULE OF INVESTMENTS
Government Money Portfolio                        B-21
Cash Reserves Portfolio                           B-22
Ultra Short Bond Portfolio                        B-25
Limited Maturity Bond Portfolio                   B-28

    FINANCIAL STATEMENTS                          B-35

    FINANCIAL HIGHLIGHTS                          B-45

    REPORT OF INDEPENDENT AUDITORS                B-47

    DIRECTORY                                      C-1

    OFFICERS AND TRUSTEES                          C-2

PRESIDENT'S LETTER                                             December 18, 1997

Dear Shareholder,
  In a "state of the bond market" address presented in our fiscal April 30, 1997, Semi-Annual Report, I expressed our positive attitude toward the fixed-income markets. I summarized our perspective by concluding that, "...based on their own fundamental merits, we find that bonds currently provide an appealing investment opportunity." Evidently, our opinion was shared by others, most notably legendary value investor Warren Buffett, who was reported to have purchased several billion dollars of bonds during the third quarter in a rare foray into the fixed-income market. Equities investors' renewed enthusiasm for bonds is also becoming more evident in the mutual fund arena. In September and October 1997, an estimated $6.6 billion flowed into bond funds, nearly double the total from a year ago. What is happening here? We believe investors are recognizing bonds' fundamental attractiveness and showing greater appreciation for the traditional role fixed income plays in diversified investment portfolios.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             1-YEAR TREASURY
                                  BILLS          5-YEAR TREASURY NOTES  10-YEAR TREASURY BONDS
Nov-96                                    0.51%                  1.49%                    2.68%
Dec-96                                    0.85%                  0.40%                    0.54%
Jan-97                                    1.36%                  0.74%                    0.55%
Feb-97                                    1.72%                  0.56%                    0.32%
Mar-97                                    2.00%                 -0.45%                   -1.65%
Apr-97                                    2.62%                  0.83%                    0.25%
May-97                                    3.26%                  1.59%                    1.34%
Jun-97                                    3.87%                  2.61%                    3.06%
Jul-97                                    4.62%                  5.22%                    7.30%
Aug-97                                    4.99%                  4.38%                    5.08%
Sep-97                                    5.55%                  5.84%                    7.38%
Oct-97                                    6.15%                  7.47%                   10.19%
Source: Salomon Brothers

  Let's discuss fundamentals first. There are several surprising bullish developments that have allowed interest rates to decline by 53-86 basis points (.53%-.86%) on bonds with maturities of one year or more over the last six months (ended 10/31/97). All other things being equal, these developments may help rates gradually fall further in the year ahead. First, the federal budget deficit appears to be shrinking in a dramatic fashion, and there are forecasts that the U.S. may in fact have a budget surplus within the next several years. This would be the first budget surplus in over three decades. The decline in the federal deficit, accompanied by reduced issuance of government bonds, have convinced a growing number of investors that the United States' fiscal house may finally be in order.
  A second development is in the Treasury Department's funding policy. Despite their rather tepid initial reception, the Treasury remains committed to selling more floating-rate debt (the new Treasury Inflation Protection Securities or "TIPS") and fewer fixed-rate securities. We believe demand for the traditional fixed-rate Treasuries will remain strong, and therefore, prices are likely to be supported by investors chasing a shrinking supply.
  Finally, the notion that a strong economy leads to a pick-up in inflation is being called into question. With this historically unprecedented economic expansion, many economists and market observers have predicted that a rise in inflation was inevitable. This has not happened. Inflation statistics are being reported below 3.0% and the Federal Reserve, which would have normally tightened credit at this point in the business cycle, has refrained from raising rates because of what appears to be dormant inflation.
  These four factors -- declining federal deficits, a shrinking supply of fixed-rate Treasury securities, low inflation, and a benign Federal Reserve -- have produced very positive results for fixed-income investors over the last six months. While future events are inherently unpredictable, we expect these factors will continue to buoy the bond market over the next year. Bonds may also benefit from a tailwind provided by equities investors. In October, investors got their first taste of stock market instability in several years. True to form, during the stock market sell-off, bonds provided yield and relative safety of principal, and in the process, clearly demonstrated why they deserve a place in everyone's investment program.

    GOVERNMENT MONEY FUND AND CASH RESERVES True to our trend following discipline, over the last six months, we extended the portfolios' weighted average maturities to lock in higher yields as interest rates declined. On May 1, 1997, the Government Money Fund had a weighted average maturity of 72.2 days. As of October 31, 1997, weighted average maturity was at 82.3 days, near our 90-day maximum weighted average maturity ceiling. We were able to enhance portfolio yield by buying Treasury Notes during periods in which yields were as much as 20 basis points (0.2%) higher than Treasury Bills.+
  Weighted average maturity for Cash Reserves was lengthened from 44.3 days at the end of first-half fiscal 1997 to 72.8 days at the close of the fiscal year. In Cash Reserves, we continue to be biased toward commercial paper (73.4% of the portfolio), and bank debt (20.2%). The balance of the portfolio is comprised of 6.0% floating rate notes and 0.4% in cash. The highest investment grade 90-day commercial paper is currently yielding approximately 50 basis points (0.50%)
more than 90-day Treasury Bills. In our view, this is not because of significantly greater credit risk -- in this thriving economy, corporate and bank cash flows have been very strong -- but rather, due to supply and demand factors in the Treasury market. The Federal deficit has come way down and consequently, less short-term government debt is being issued. For example, $19 billion of one-year Treasuries was issued in each of the two auctions in January 1997. At the October 1997 one-year Treasury auction, only $13 billion was issued. The weekly auctions of three- and six-month Treasury Bills have declined from $25 billion in January 1997 to around $15 billion in October. Shrinking supply combined with stable demand has resulted in higher prices and lower yields for Treasuries. In our opinion, this made commercial paper and bank debt a much better relative value.+

    ULTRA SHORT BOND FUND With interest rates trending lower over the last six months, we extended the portfolio's weighted average duration from 1.62 years to
1.80 years at the close of fiscal 1997. In the process, securities with durations (measure of interest rate sensitivity) less than one year declined from 39% of the portfolio at the end of first half fiscal 1997 to 15% at the close of the fiscal year.
  Our primary strategic shift during the last six months was to increase our allocation in corporate notes and bonds from 16.4% at the close of first-half fiscal 1997 to 37.2% at the end of the fiscal year. This was done to take advantage of the higher yields offered by corporates as a result of plentiful supply and, in our opinion, unjustified jitters over corporate profitability. Our allocation in Treasury securities declined from 31.6% at the close of first half fiscal 1997 to 25.2% at the end of this reporting period. This reflects our response to the higher prices and lower yields for Treasuries created by the supply/demand imbalance in the marketplace. In view of corporate bonds' material yield advantage over Treasuries, one might wonder why we have not reduced our Treasury securities weighting even more. We believe the scarcity value of Treasuries is likely to continue to contribute to price appreciation and enhanced total return. We reduced our exposure to asset-backed securities from 19.1% to 12.3% over the last six months, taking profits on bonds that became more fully valued.
  We are always on the lookout for "special situations," bonds that are attractively priced due to what we view as investor misperception. The bonds of Countrywide Credit Industries, the U.S.'s second largest servicer and originator of home mortgages, offers a current example. We think the bond is attractively priced due to investors' concern that a potential wave of refinancing could reduce revenue and cash flow in Countrywide's mortgage servicing business. However, the WAC (weighted average interest rate) of the mortgages Countrywide services approximates the rates on no-point mortgages being offered today. So, we believe rates would have to come down quite a bit before significant refinancings would have a materially negative impact on the company's mortgage servicing business. If they do, we think Countrywide is well positioned to take up the slack in its mortgage servicing business by increasing revenue and cash flow from originating new mortgages. At the close of second-half fiscal 1997, the Countrywide Funding 7.31%s of 8/28/2000 were priced at $102.71 to yield 6.24%; in our view, an attractive yield for a piece of paper maturing in under three years. Of course, we reserve the right to change our opinion on any bond in our portfolios, but currently we like the prospects for this one.

    LIMITED MATURITY BOND FUND The fund's weighted average duration was extended from 1.9 years at the beginning of second-half fiscal 1997 to a peak of 2.3 years in October to take advantage of declining interest rates. In the last week of October, believing the bond market had become temporarily overbought as equities investors flocked to bonds in the midst of the stock market's instability, we reduced duration to 2.0 years.
  Our sector allocation has not changed significantly over the last six months. As of October 31, 1997, 68.8% of assets were in corporate bonds, 20.5% in asset-backed securities, 7.7% in mortgages, and the remaining 3.0% in Government Agencies and cash equivalents. Once again, our high-yield investments performed well. So well, in fact, that we took some profits in high-yield bonds that had become fully priced, and in September had reduced our high-yield positions from approximately 9.6% of the portfolio at the start of second-half fiscal 1997 to 6.0%. Since then, we took advantage of what we believe to be more attractive pricing in the high-yield sector to build our positions back up to 8.8% of the fund's assets at the close of fiscal 1997.
  One of our successful investment strategies over the last six months is something that we didn't do -- namely, invest in Southeast Asia. We can have up to 25% of the Fund's assets in non-dollar-denominated foreign bonds and as much as we want in dollar-denominated bonds of foreign issuers. While the fund will take advantage of foreign opportunities, we are very careful in our credit analysis. In recent years, countries such as Thailand, Korea, Malaysia and Indonesia have been major issuers of U.S. dollar-denominated debt in the U.S. bond market. All of these countries had strong investment-grade ratings from the major rating agencies and powerful sponsorship from the key Wall Street underwriters. We took a hard look at these offerings and our analysis showed these bonds to have below investment-grade risk characteristics with huge downside risk if the supply of external capital dried up. Our concerns were confirmed when currency turmoil, which began in July and accelerated through the Fall, overwhelmed these countries and sent bonds plummeting.
  In the corporate sector, we have been modestly increasing our exposure to utility company bonds. Due to concerns about the deregulation of the industry, utilities bonds have been out of favor with the credit rating agencies and investors in recent years. Now, the dust is settling and we are seeing evidence that financially strong and well-managed utilities companies can survive and prosper in this new environment. In addition, regulators thus far appear disposed to protecting bond holders during this transition period. We see the potential for solid returns in utilities bonds such as Cleveland Electric Illuminating Co. 7.19%s of 7/1/2000 and Central Maine Power 7.05%s of 3/1/2008, two of our portfolio holdings. Of course, these bonds are examples of our current perspective on utilities bonds, and if fundamentally warranted, our investment opinions can change.

  In closing, we are gratified by our fixed-income funds' performance in second half and full fiscal year 1997. Favorable economic and supply/ demand fundamentals for bonds remain intact. We also expect investors' renewed enthusiasm for bonds will carry over into 1998.

Sincerely,

[/S/ THEODORE P. GIULIANO]
Theodore P. Giuliano
President and Trustee
Neuberger&Berman Income Funds

+An investment in either Government Money Fund or Cash Reserves, like all other mutual funds, is neither insured nor guaranteed by the U.S. Government and there can be no assurance that either fund will be able to maintain a stable net asset value of $1.00 per share. The return on investment in Government Money Fund and Cash Reserves will fluctuate.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                October 31, 1997
----------------------------------------------------------------------
          Ultra Short Bond Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               ULTRA SHORT     6-MONTH SALOMON
                                BOND FUND    TREASURY BILL INDEX
1987                                $10,000               $10,000
1988                                $10,716               $10,673
1989                                $11,686               $11,603
1990                                $12,619               $12,555
1991                                $13,583               $13,384
1992                                $14,186               $13,961
1993                                $14,687               $14,417
1994                                $14,975               $14,990
1995                                $15,912               $15,885
1996                                $16,744               $16,746
1997                                $17,764               $17,656
Average Annual Total Return1
                                Ultra Short       6-Month Salomon
                                  Bond Fund  Treasury Bill Index2
1 Year                               +6.09%                +5.43%
5 Year                               +4.60%                +4.81%
10 Year                              +5.91%                +5.85%
Life of Fund                         +5.85%                +5.87%

   The inception date of Neuberger&Berman Ultra Short Bond
Fund-Registered Trademark- is 11/7/86.
   Neuberger&Berman Management Inc.-Registered Trademark- has voluntarily undertaken to reimburse Ultra Short Bond Fund for its operating expenses and its pro rata share of its Portfolio's operating expenses which, in the aggregate, exceed .65% per annum of Ultra Short Bond Fund's average daily net assets. This arrangement can be terminated upon 60 days' prior written notice. Absent such arrangement, the average annual total returns would have been less.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The 6-Month Salomon Treasury Bill Index is an unmanaged index of the 6 most recent 6-month Treasury bill securities. This index consists of a moving 6-month average yield (not total return) of the 6-month Treasury bills. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                October 31, 1997
----------------------------------------------------------------------
          Limited Maturity Bond Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               LIMITED MATURITY     MERRILL LYNCH 1-3
                                   BOND FUND       YEAR TREASURY INDEX
1987                                     $10,000                $10,000
1988                                     $10,825                $10,758
1989                                     $11,859                $11,771
1990                                     $12,791                $12,800
1991                                     $14,184                $14,244
1992                                     $15,300                $15,411
1993                                     $16,384                $16,308
1994                                     $16,404                $16,501
1995                                     $17,770                $17,978
1996                                     $18,736                $19,040
1997                                     $20,041                $20,275
Average Annual Total Return1
                                Limited Maturity      Merrill Lynch 1-3
                                       Bond Fund   Year Treasury Index2
1 Year                                    +6.97%                 +6.49%
5 Year                                    +5.55%                 +5.64%
10 Year                                   +7.20%                 +7.32%
Life of Fund                              +6.98%                 +7.34%

   The inception date of Neuberger&Berman Limited Maturity Bond
Fund-Registered Trademark- is 6/9/86.
   Neuberger&Berman Management Inc. has voluntarily undertaken to reimburse Limited Maturity Bond Fund for its operating expenses and its pro rata share of its Portfolio's operating expenses which, in the aggregate, exceed .70% per annum of Limited Maturity Bond Fund's average daily net assets. This arrangement can be terminated upon 60 days' prior written notice. Absent such arrangement, the average annual total returns would have been less.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 and 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds

                                                      GOVERNMENT
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)              MONEY FUND
                                                    --------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $     307,944
      Receivable for Trust shares sold                        584
                                                    --------------
                                                          308,528
                                                    --------------
LIABILITIES
      Dividends payable                                        13
      Payable for Trust shares redeemed                       224
      Payable to administrator -- net (Note B)                 79
      Accrued expenses                                         55
                                                    --------------
                                                              371
                                                    --------------
NET ASSETS at value                                 $     308,157
                                                    --------------

NET ASSETS consist of:
      Par value                                     $         308
      Paid-in capital in excess of par value              307,858
      Accumulated net realized losses on
        investment                                             (9)
      Net unrealized appreciation in value of
        investment                                             --
                                                    --------------
NET ASSETS at value                                 $     308,157
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                       308,166
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $1.00
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                October 31, 1997
----------------------------------------------------------------------
          Income Funds

                                                                                         LIMITED
                                                         CASH         ULTRA SHORT        MATURITY
                                                       RESERVES        BOND FUND        BOND FUND
                                                    ------------------------------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $     665,764    $      49,935    $     255,497
      Receivable for Trust shares sold                        817                7              321
                                                    ------------------------------------------------
                                                          666,581           49,942          255,818
                                                    ------------------------------------------------
LIABILITIES
      Dividends payable                                        14               39              196
      Payable for Trust shares redeemed                     2,255               81               91
      Payable to administrator -- net (Note B)                164                4               64
      Accrued expenses                                         85               29               61
                                                    ------------------------------------------------
                                                            2,518              153              412
                                                    ------------------------------------------------
NET ASSETS at value                                 $     664,063    $      49,789    $     255,406
                                                    ------------------------------------------------

NET ASSETS consist of:
      Par value                                     $         664    $           5    $          25
      Paid-in capital in excess of par value              663,417           53,703          264,602
      Accumulated net realized losses on
        investment                                            (18)          (4,327)         (10,277)
      Net unrealized appreciation in value of
        investment                                             --              408            1,056
                                                    ------------------------------------------------
NET ASSETS at value                                 $     664,063    $      49,789    $     255,406
                                                    ------------------------------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                       664,081            5,229           25,461
                                                    ------------------------------------------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $1.00            $9.52           $10.03
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds

                                                     GOVERNMENT
(000'S OMITTED)                                      MONEY FUND
                                                    ------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $    17,370
                                                    ------------
    Expenses:
      Administration fee (Note B)                           883
      Auditing fees                                           8
      Custodian fees                                         10
      Legal fees                                             14
      Registration and filing fees                           20
      Shareholder reports                                    35
      Shareholder servicing agent fees (Note B)              96
      Trustees' fees and expenses                            22
      Miscellaneous                                           3
      Expenses from corresponding Portfolio (Notes
        A & B)                                            1,004
                                                    ------------
        Total expenses                                    2,095
      Expenses reimbursed by administrator and/or
        reduced by custodian fee and shareholder
        servicing expense offset arrangements
        (Note B)                                            (13)
                                                    ------------
        Total net expenses                                2,082
                                                    ------------
        Net investment income                            15,288
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain (loss) on investment
      securities                                             (3)
    Net realized loss on financial futures
      contracts                                              --
    Net realized gain on foreign currency
      transactions                                           --
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      financial futures contracts, translation of
      assets and liabilities in foreign
      currencies, and foreign currency contracts             --
                                                    ------------
        Net gain (loss) on investments from
          corresponding Portfolio (Note A)                   (3)
                                                    ------------
        Net increase in net assets resulting from
          operations                                $    15,285
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

                                             For the Year Ended October 31, 1997
----------------------------------------------------------------------
          Income Funds

                                                                                          LIMITED
                                                        CASH          ULTRA SHORT        MATURITY
                                                      RESERVES         BOND FUND         BOND FUND
                                                    ------------------------------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $    34,546      $       4,419     $     17,260
                                                    ------------------------------------------------
    Expenses:
      Administration fee (Note B)                         1,654                191              661
      Auditing fees                                           8                  8                8
      Custodian fees                                         10                 10               10
      Legal fees                                             10                 13               20
      Registration and filing fees                           48                 24               28
      Shareholder reports                                    57                 23               31
      Shareholder servicing agent fees (Note B)             281                 62              163
      Trustees' fees and expenses                            30                  8               15
      Miscellaneous                                           4                  2                4
      Expenses from corresponding Portfolio (Notes
        A & B)                                            1,773                291              806
                                                    ------------------------------------------------
        Total expenses                                    3,875                632            1,746
      Expenses reimbursed by administrator and/or
        reduced by custodian fee and shareholder
        servicing expense offset arrangements
        (Note B)                                            (26)              (171)             (30)
                                                    ------------------------------------------------
        Total net expenses                                3,849                461            1,716
                                                    ------------------------------------------------
        Net investment income                            30,697              3,958           15,544
                                                    ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain (loss) on investment
      securities                                             (7)                20            1,435
    Net realized loss on financial futures
      contracts                                              --                 --           (2,400)
    Net realized gain on foreign currency
      transactions                                           --                 --               15
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      financial futures contracts, translation of
      assets and liabilities in foreign
      currencies, and foreign currency contracts             --                 71            2,103
                                                    ------------------------------------------------
        Net gain (loss) on investments from
          corresponding Portfolio (Note A)                   (7)                91            1,153
                                                    ------------------------------------------------
        Net increase in net assets resulting from
          operations                                $    30,690      $       4,049     $     16,697
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds

                                         GOVERNMENT
                                         MONEY FUND
                                            Year
                                            Ended
                                         October 31,
(000'S OMITTED)                     1997            1996
                                -----------------------------
INCREASE (DECREASE) IN NET
  ASSETS:

FROM OPERATIONS:
    Net investment income       $      15,288   $      13,199
    Net realized gain (loss)
      on investments from
      corresponding Portfolio
      (Note A)                             (3)             (6)
    Change in net unrealized
      appreciation
      (depreciation) of
      investments from
      corresponding Portfolio
      (Note A)                             --              --
                                -----------------------------
    Net increase in net assets
      resulting from
      operations                       15,285          13,193
                                -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
    Net investment income             (15,288)        (13,199)
    Net realized gain on
      investments                          --              (4)
                                -----------------------------
    Total distributions to
      shareholders                    (15,288)        (13,203)
                                -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold         959,168         725,958
    Proceeds from reinvestment
      of dividends and
      distributions                    15,110          13,025
    Payments for shares
      redeemed                     (1,029,506)       (683,930)
                                -----------------------------
    Net increase (decrease)
      from Trust share
      transactions                    (55,228)         55,053
                                -----------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS                              (55,231)         55,043
NET ASSETS:
    Beginning of year                 363,388         308,345
                                -----------------------------
    End of year                 $     308,157   $     363,388
                                -----------------------------

NUMBER OF TRUST SHARES:
    Sold                              959,168         725,958
    Issued on reinvestment of
      dividends and
      distributions                    15,110          13,025
    Redeemed                       (1,029,506)       (683,930)
                                -----------------------------
    Net increase (decrease) in
      shares outstanding              (55,228)         55,053
                                -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Funds

                                            CASH                         ULTRA SHORT                  LIMITED MATURITY
                                          RESERVES                        BOND FUND                       BOND FUND
                                            Year                            Year                            Year
                                            Ended                           Ended                           Ended
                                         October 31,                     October 31,                     October 31,
                                    1997            1996            1997            1996            1997            1996
                                ---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:

FROM OPERATIONS:
    Net investment income       $      30,697   $      22,645   $       3,958   $       5,218   $      15,544   $      17,341
    Net realized gain (loss)
      on investments from
      corresponding Portfolio
      (Note A)                             (7)              4              20            (550)           (950)           (982)
    Change in net unrealized
      appreciation
      (depreciation) of
      investments from
      corresponding Portfolio
      (Note A)                             --              --              71             153           2,103          (1,668)
                                ---------------------------------------------------------------------------------------------
    Net increase in net assets
      resulting from
      operations                       30,690          22,649           4,049           4,821          16,697          14,691
                                ---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
    Net investment income             (30,697)        (22,645)         (3,958)         (5,218)        (15,559)        (17,078)
    Net realized gain on
      investments                          --              --              --              --              --              --
                                ---------------------------------------------------------------------------------------------
    Total distributions to
      shareholders                    (30,697)        (22,645)         (3,958)         (5,218)        (15,559)        (17,078)
                                ---------------------------------------------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold       1,398,237         865,548          19,967          26,938          87,972          81,362
    Proceeds from reinvestment
      of dividends and
      distributions                    30,194          22,257           3,237           4,575          12,926          14,168
    Payments for shares
      redeemed                     (1,246,359)       (814,685)        (62,457)        (42,687)        (92,319)       (154,865)
                                ---------------------------------------------------------------------------------------------
    Net increase (decrease)
      from Trust share
      transactions                    182,072          73,120         (39,253)        (11,174)          8,579         (59,335)
                                ---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS                              182,065          73,124         (39,162)        (11,571)          9,717         (61,722)
NET ASSETS:
    Beginning of year                 481,998         408,874          88,951         100,522         245,689         307,411
                                ---------------------------------------------------------------------------------------------
    End of year                 $     664,063   $     481,998   $      49,789   $      88,951   $     255,406   $     245,689
                                ---------------------------------------------------------------------------------------------

NUMBER OF TRUST SHARES:
    Sold                            1,398,237         865,548           2,109           2,838           8,817           8,134
    Issued on reinvestment of
      dividends and
      distributions                    30,194          22,257             342             482           1,294           1,419
    Redeemed                       (1,246,359)       (814,685)         (6,593)         (4,500)         (9,247)        (15,523)
                                ---------------------------------------------------------------------------------------------
    Net increase (decrease) in
      shares outstanding              182,072          73,120          (4,142)         (1,180)            864          (5,970)
                                ---------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                                October 31, 1997
----------------------------------------------------------------------
          Income Funds

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Government Money Fund-Registered Trademark- ("Government Money"), Neuberger&Berman Cash Reserves-Registered Trademark- ("Cash Reserves"), Neuberger& Berman Ultra Short Bond Fund ("Ultra Short"), and Neuberger&Berman Limited Maturity Bond Fund ("Limited Maturity") (collectively, the "Funds") are separate operating series of Neuberger&Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (100.00%, 100.00%, 83.06%, and 87.21%, for Government Money, Cash Reserves, Ultra Short, and Limited Maturity, respectively, at October 31, 1997). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
      It is the policy of Government Money and Cash Reserves to maintain a continuous net asset value per share of $1.00; each Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance either Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued by Income Managers Trust as indicated in the notes following the Portfolios' Schedule of Investments.
3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, each Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($6,216 and $3,277 expiring in 2004 and 2005, respectively, for Government Money, $7,878, $2,998, and $6,904 expiring in 2002, 2003, and 2005, respectively, for Cash Reserves, $774,592, $774,663,
   $533,438, $1,362,347, $329,262, and $552,290 expiring in 1998, 2000, 2001,
   2002, 2003, and 2004, respectively, for Ultra Short, and $4,713,841, $3,757,068, $1,607,920, and $517,222 expiring in 2002, 2003, 2004, and 2005, respectively, for Limited Maturity, determined as of October 31, 1997), it is the policy of each Fund not to distribute such gains. During the year ended October 31, 1997, $105,748 was reclassified from accumulated net realized losses on investment to paid-in capital for Ultra Short due to the expiration of a capital loss carryforward. This change had no effect on the net assets or net asset value per share.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of such Funds, except where a more appropriate allocation of expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains Neuberger&Berman Management Incorporated ("N&B Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement each Fund pays N&B Management an administration fee at the annual rate of .27% of that Fund's average daily net assets. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios). The Agreement provides that, if with respect to any fiscal year of each Fund, its total operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to N&B Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") exceed the most restrictive of the expense limitations imposed by securities laws of the states in which such Fund's shares are qualified for sale, the administration fees for that fiscal year will be reduced by the amount of such excess, provided that N&B Management has no obligation to reimburse the Fund for any such expenses that exceed the administration fee. Effective October 11, 1996, states may no longer impose expense limitations as a condition to the sale of mutual fund shares. The most restrictive expense limitation applicable prior to that date, to which each Fund was subject, was 2 1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets, and 1 1/2% of any additional average daily net assets. No reduction in the administration fee as a result of any state expense limitation was required for the year ended October 31, 1997.
   N&B Management has voluntarily undertaken to reimburse Cash Reserves, Ultra Short, and Limited Maturity for their respective Operating Expenses which exceed, in the aggregate, .65% per annum for Cash Reserves and Ultra Short, and
 .70% per annum for Limited Maturity of their respective average daily net assets. Each undertaking is subject to termination by N&B Management upon at least 60 days' prior written notice to the appropriate Fund. For the year ended October 31, 1997, such excess expenses amounted to $167,838 and $20,974, for Ultra Short and Limited Maturity, respectively. For the year ended October 31, 1997, there was no reimbursement of expenses by N&B Management for Cash Reserves.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   Each Fund also has a distribution agreement with N&B Management. N&B Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.

   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Expenses from corresponding Portfolio, was a reduction of $2,107, $1,721, $263, and $422, for Government Money, Cash Reserves, Ultra Short, and Limited Maturity, respectively.
   Each Fund has an expense offset arrangement in connection with its shareholder servicing agent contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Shareholder servicing agent fees, was a reduction of $10,622, $23,847, $2,725, and $8,988, for Government Money, Cash Reserves, Ultra Short, and Limited Maturity, respectively.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended October 31, 1997, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                   ADDITIONS        REDUCTIONS
--------------------------------------------------------------------------------
GOVERNMENT MONEY                                 $ 872,760,854     $ 943,663,684

CASH RESERVES                                      994,310,912       845,290,313

ULTRA SHORT                                          9,368,283        53,078,886

LIMITED MATURITY                                    38,384,993        46,551,078

NOTE D -- SUBSEQUENT EVENT:
   On September 24, 1997, the Board of Trustees approved a plan of reorganization in which Ultra Short will sell substantially all of its net assets to Limited Maturity. The parties currently intend that this transaction will become effective at the close of business on February 27, 1998, and will be accounted for as a tax free exchange of shares. Shareholders of Ultra Short will receive shares of Limited Maturity in exchange for their shares of Ultra Short, based on the closing net asset value per share of Limited Maturity on February 27, 1998. Accordingly, Ultra Short and its corresponding Portfolio will cease operations at that time.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Government Money Fund
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                           Year Ended October 31,
                      1997(1)   1996(1)   1995(1)   1994(1)   1993(1)    1992      1991      1990      1989      1988
                      -------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year    $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0003   $1.0000   $ .9997   $1.0000   $1.0002
                      -------------------------------------------------------------------------------------------------
Income From
 Investment
 Operations
    Net Investment
     Income             .0468     .0464     .0499     .0302     .0248     .0354     .0567     .0718     .0758     .0579
    Net Gains or
     Losses on
     Securities            --        --        --        --        --        --     .0003     .0003    (.0002)       --
                      -------------------------------------------------------------------------------------------------
      Total From
       Investment
       Operations       .0468     .0464     .0499     .0302     .0248     .0354     .0570     .0721     .0756     .0579
                      -------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from
     net investment
     income)           (.0468)   (.0464)   (.0499)   (.0302)   (.0248)   (.0354)   (.0567)   (.0718)   (.0758)   (.0579)
    Distributions
     (from net
     capital gains)        --        --        --        --        --    (.0003)       --        --    (.0001)   (.0002)
                      -------------------------------------------------------------------------------------------------
      Total
       Distributions   (.0468)   (.0464)   (.0499)   (.0302)   (.0248)   (.0357)   (.0567)   (.0718)   (.0759)   (.0581)
                      -------------------------------------------------------------------------------------------------
Net Asset Value, End
 of Year              $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0003   $1.0000   $ .9997   $1.0000
                      -------------------------------------------------------------------------------------------------
Total Return(2)         +4.78%    +4.74%    +5.10%    +3.07%    +2.51%    +3.62%    +5.82%    +7.42%    +7.86%    +5.97%
                      -------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
    Net Assets, End
     of Year (in
     millions)        $ 308.2   $ 363.4   $ 308.3   $ 251.5   $ 277.2   $ 301.1   $ 246.5   $ 234.6   $ 184.3   $ 173.2
                      -------------------------------------------------------------------------------------------------
    Ratio of Gross
     Expenses to
     Average Net
     Assets(3)            .64%      .67%      .65%       --        --        --        --        --        --        --
                      -------------------------------------------------------------------------------------------------
    Ratio of Net
     Expenses to
     Average Net
     Assets               .63%      .67%      .65%      .72%      .70%      .66%      .68%      .74%      .87%      .79%(4)
                      -------------------------------------------------------------------------------------------------
    Ratio of Net
     Investment
     Income to
     Average Net
     Assets              4.65%     4.65%     5.00%     3.00%     2.48%     3.50%     5.66%     7.19%     7.55%     5.73%(4)
                      -------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Cash Reserves
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                                Period
                                                                                                                 from
                                                                                                                 April
                                                                                                                  12,
                                                                                                                1988(5)
                                                                                                                  to
                                                                                                                October
                                                      Year Ended October 31,                                      31,
                      1997(1)   1996(1)   1995(1)   1994(1)   1993(1)    1992      1991      1990      1989      1988
                      -------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year    $1.0000   $1.0000   $1.0000   $1.0001   $1.0001   $1.0000   $1.0000   $1.0001   $1.0000   $1.0000
                      -------------------------------------------------------------------------------------------------
Income From
 Investment
 Operations
    Net Investment
     Income             .0499     .0486     .0529     .0327     .0263     .0363     .0600     .0766     .0866    .0401
    Net Gains or
     Losses on
     Securities            --        --        --        --     .0002     .0002        --        --     .0001       --
                      -------------------------------------------------------------------------------------------------
      Total From
       Investment
       Operations       .0499     .0486     .0529     .0327     .0265     .0365     .0600     .0766     .0867    .0401
                      -------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from
     net investment
     income)           (.0499)   (.0486)   (.0529)   (.0327)   (.0263)   (.0363)   (.0600)   (.0766)   (.0866)  (.0401)
    Distributions
     (from net
     capital gains)        --        --        --    (.0001)   (.0002)   (.0001)       --    (.0001)       --       --
                      -------------------------------------------------------------------------------------------------
      Total
       Distributions   (.0499)   (.0486)   (.0529)   (.0328)   (.0265)   (.0364)   (.0600)   (.0767)   (.0866)  (.0401)
                      -------------------------------------------------------------------------------------------------
Net Asset Value, End
 of Year              $1.0000   $1.0000   $1.0000   $1.0000   $1.0001   $1.0001   $1.0000   $1.0000   $1.0001   $1.0000
                      -------------------------------------------------------------------------------------------------
Total Return(2)         +5.11%    +4.97%    +5.42%    +3.33%    +2.68%    +3.69%    +6.17%    +7.94%    +9.01%   +4.08%(6)
                      -------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
    Net Assets, End
     of Year (in
     millions)        $ 664.1   $ 482.0   $ 408.9   $ 311.9   $ 273.1   $ 261.7   $ 278.9   $ 278.2   $ 267.1   $140.9
                      -------------------------------------------------------------------------------------------------
    Ratio of Gross
     Expenses to
     Average Net
     Assets(3)            .63%      .66%      .65%       --        --        --        --        --        --       --
                      -------------------------------------------------------------------------------------------------
    Ratio of Net
     Expenses to
     Average Net
     Assets(4)            .63%      .65%      .65%      .65%      .65%      .65%      .65%      .65%      .65%     .60%(7)
                      -------------------------------------------------------------------------------------------------
    Ratio of Net
     Investment
     Income to
     Average Net
     Assets(4)           4.98%     4.86%     5.30%     3.31%     2.63%     3.63%     6.00%     7.66%     8.70%    7.54%(7)
                      -------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Ultra Short Bond Fund
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                                Period
                                                                                                                 from
                                                                                                                 March
                                                                                                                1, 1988
                                                                                                                  to
                                                                                                                October
                                                      Year Ended October 31,                                      31,
                      1997(1)   1996(1)   1995(1)   1994(1)   1993(1)    1992      1991      1990      1989      1988
                      -------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year    $ 9.49    $ 9.53    $ 9.47    $ 9.64    $ 9.70    $  9.83   $  9.79   $  9.83   $  9.87   $ 9.93
                      -------------------------------------------------------------------------------------------------
Income From
 Investment
 Operations
    Net Investment
     Income              .53       .52       .52       .35       .40        .56       .68       .79       .89      .47
    Net Gains or
     Losses on
     Securities
     (both realized
     and unrealized)     .03      (.04)      .06      (.17)     (.06)      (.13)      .04      (.04)     (.04)    (.06)
                      -------------------------------------------------------------------------------------------------
      Total From
       Investment
       Operations        .56       .48       .58       .18       .34        .43       .72       .75       .85      .41
                      -------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from
     net investment
     income)            (.53)     (.52)     (.52)     (.35)     (.40)      (.56)     (.68)     (.79)     (.89)    (.47)
                      -------------------------------------------------------------------------------------------------
Net Asset Value, End
 of Year              $ 9.52    $ 9.49    $ 9.53    $ 9.47    $ 9.64    $  9.70   $  9.83   $  9.79   $  9.83   $ 9.87
                      -------------------------------------------------------------------------------------------------
Total Return(2)        +6.09%    +5.23%    +6.26%    +1.96%    +3.53%     +4.44%    +7.64%    +7.98%    +9.05%   +4.20%(6)
                      -------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
    Net Assets, End
     of Year (in
     millions)        $ 49.8    $ 89.0    $100.5    $101.1    $104.4    $ 103.3   $  97.9   $  85.8   $ 103.3   $101.0
                      -------------------------------------------------------------------------------------------------
    Ratio of Gross
     Expenses to
     Average Net
     Assets(3)           .66%      .66%      .65%       --        --         --        --        --        --       --
                      -------------------------------------------------------------------------------------------------
    Ratio of Net
     Expenses to
     Average Net
     Assets(4)           .65%      .65%      .65%      .65%      .65%       .65%      .65%      .65%      .65%     .63%(7)
                      -------------------------------------------------------------------------------------------------
    Ratio of Net
     Investment
     Income to
     Average Net
     Assets(4)          5.59%     5.53%     5.44%     3.72%     4.09%      5.70%     6.97%     8.14%     9.06%    7.01%(7)
                      -------------------------------------------------------------------------------------------------
    Portfolio
     Turnover
     Rate(8)              --        --        --        --       115%        66%       89%      120%       85%      47%
                      -------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Fund
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                                Period
                                                                                                                 from
                                                                                                                 March
                                                                                                                1, 1988
                                                                                                                  to
                                                                                                                October
                                                      Year Ended October 31,                                      31,
                      1997(1)   1996(1)   1995(1)   1994(1)   1993(1)    1992      1991      1990      1989      1988
                      -------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year    $ 9.99    $10.06    $ 9.88    $10.49    $10.40    $ 10.24   $  9.91   $  9.96   $  9.88   $10.00
                      -------------------------------------------------------------------------------------------------
Income From
 Investment
 Operations
    Net Investment
     Income              .63       .60       .62       .56       .58        .63       .71       .80       .82      .48
    Net Gains or
     Losses on
     Securities
     (both realized
     and unrealized)     .04      (.07)      .18      (.55)      .14        .16       .33      (.05)      .08     (.12)
                      -------------------------------------------------------------------------------------------------
      Total From
       Investment
       Operations        .67       .53       .80       .01       .72        .79      1.04       .75       .90      .36
                      -------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from
     net investment
     income)            (.63)     (.60)     (.62)     (.56)     (.58)      (.63)     (.71)     (.80)     (.82)    (.48)
    Distributions
     (from net
     capital gains)       --        --        --      (.05)     (.05)        --        --        --        --       --
    Distributions
     (in excess of
     net capital
     gains)               --        --        --      (.01)       --         --        --        --        --       --
    Tax return of
     capital              --        --        --        --        --         --        --        --        --       --
                      -------------------------------------------------------------------------------------------------
      Total
       Distributions    (.63)     (.60)     (.62)     (.62)     (.63)      (.63)     (.71)     (.80)     (.82)    (.48)
                      -------------------------------------------------------------------------------------------------
Net Asset Value, End
 of Year              $10.03    $ 9.99    $10.06    $ 9.88    $10.49    $ 10.40   $ 10.24   $  9.91   $  9.96   $ 9.88
                      -------------------------------------------------------------------------------------------------
Total Return(2)        +6.97%    +5.44%    +8.32%    +0.13%    +7.09%     +7.87%   +10.89%    +7.85%    +9.56%   +3.76%(6)
                      -------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
    Net Assets, End
     of Year (in
     millions)        $255.4    $245.7    $307.4    $308.6    $357.3    $ 273.0   $ 163.2   $ 101.3   $ 107.7   $133.5
                      -------------------------------------------------------------------------------------------------
    Ratio of Gross
     Expenses to
     Average Net
     Assets(3)           .70%      .71%      .70%       --        --         --        --        --        --       --
                      -------------------------------------------------------------------------------------------------
    Ratio of Net
     Expenses to
     Average Net
     Assets(4)           .70%      .70%      .70%      .69%      .65%       .65%      .65%      .65%      .65%     .63%(7)
                      -------------------------------------------------------------------------------------------------
    Ratio of Net
     Investment
     Income to
     Average Net
     Assets(4)          6.34%     6.10%     6.21%     5.53%     5.49%      6.02%     7.07%     8.09%     8.33%    7.34%(7)
                      -------------------------------------------------------------------------------------------------
    Portfolio
     Turnover
     Rate(8)              --        --        --        --       114%       113%       88%       88%      121%      68%
                      -------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                                October 31, 1997
----------------------------------------------------------------------
          Income Funds
1) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For each Fund, total return would have been lower if N&B Management had not reimbursed certain expenses.
3) For fiscal periods ending after September 1, 1995, each Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
4) After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been:

                                                  Year Ended
                                                 October 31,
GOVERNMENT MONEY                                     1988
-------------------------------------------------------------
Net Expenses                                            .83%
                                                        -----
Net Investment Income                                  5.69%
                                                        -----

      After reimbursement of expenses by N&B Management as described in Note B of Notes to Financial Statements. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been:

                                                                                                        Period from
                                                                                                      April 12, 1988
                                                 Year Ended October 31,                               to October 31,
CASH RESERVES          1996      1995      1994      1993      1992      1991      1990      1989          1988
---------------------------------------------------------------------------------------------------------------------
Net Expenses             .67%      .68%      .71%      .76%      .69%      .69%      .72%      .83%            1.03%
                      -----------------------------------------------------------------------------------------------
Net Investment
Income                  4.84%     5.27%     3.25%     2.52%     3.59%     5.96%     7.59%     8.52%            7.11%
                      -----------------------------------------------------------------------------------------------

      For the year ended October 31, 1997, there was no reimbursement of expenses by N&B Management for Cash Reserves.

                                                                                                                  Period from
                                                                                                                   March 1,
                                                                                                                    1988 to
                                                      Year Ended October 31,                                      October 31,
ULTRA SHORT            1997      1996      1995      1994      1993      1992      1991      1990      1989          1988
-------------------------------------------------------------------------------------------------------------------------------
Net Expenses             .89%      .84%      .87%      .86%      .95%      .87%      .87%      .81%      .92%             .89%
                      ---------------------------------------------------------------------------------------------------------
Net Investment
Income                  5.35%     5.34%     5.22%     3.51%     3.79%     5.48%     6.75%     7.98%     8.79%            6.75%
                      ---------------------------------------------------------------------------------------------------------

                                                                                                                  Period from
                                                                                                                   March 1,
                                                                                                                    1988 to
                                                      Year Ended October 31,                                      October 31,
LIMITED MATURITY       1997      1996      1995      1994      1993      1992      1991      1990      1989          1988
-------------------------------------------------------------------------------------------------------------------------------
Net Expenses             .71%      .71%      .71%      .71%      .73%      .68%      .72%      .71%      .77%             .74%
                      ---------------------------------------------------------------------------------------------------------
Net Investment
Income                  6.33%     6.09%     6.20%     5.51%     5.42%     5.99%     7.00%     8.03%     8.21%            7.23%
                      ---------------------------------------------------------------------------------------------------------

5) The date investment operations commenced.
6) Not annualized.
7) Annualized.
8) Ultra Short and Limited Maturity transferred all of their investment securities into their respective Portfolios on July 2, 1993. After that date each Fund invested only in its corresponding Portfolio, and that Portfolio, rather than the Fund, engaged in securities transactions. Therefore, after that date neither Fund had a portfolio turnover rate. Portfolio turnover rates for periods ending after July 2, 1993, are included in the Financial Highlights of Neuberger&Berman Ultra Short Bond Portfolio and Neuberger&Berman Limited Maturity Bond Portfolio, which appear elsewhere in this report.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Income Funds and
Shareholders of:
Neuberger&Berman Government Money Fund
Neuberger&Berman Cash Reserves
Neuberger&Berman Ultra Short Bond Fund and
Neuberger&Berman Limited Maturity Bond Fund

   We have audited the accompanying statements of assets and liabilities of the Neuberger&Berman Government Money Fund, Neuberger&Berman Cash Reserves, Neuberger&Berman Ultra Short Bond Fund, and Neuberger&Berman Limited Maturity Bond Fund, four of the series comprising Neuberger&Berman Income Funds (the "Trust"), as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Neuberger&Berman Income Funds at October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 5, 1997

                 (This page has been left blank intentionally.)

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1997

--------------------------------------------------------------------------------
          Government Money Portfolio

  Principal                                    Annualized
   Amount                                       Yield at      Value(1)
   (000's                                         Date         (000's
  omitted)                                     of Purchase    omitted)
-------------                                  -----------  -------------
               U.S. TREASURY
               SECURITIES -- BACKED BY
               THE FULL FAITH AND CREDIT OF
               THE U.S. GOVERNMENT (99.1%)
  $   9,680    U.S. Treasury Bills, due
               11/13/97                        5.23-5.27%     $   9,666
     35,000    U.S. Treasury Notes, 8.875%,
               due 11/15/97                       5.54%          35,036
        905    U.S. Treasury Bills, due
               11/28/97                        5.20-5.21%           902
     31,550    U.S. Treasury Bills, due
               12/11/97                        4.89-5.31%        31,379
        275    U.S. Treasury Bills, due
               12/18/97                           5.07%             273
     22,620    U.S. Treasury Notes, 5.25%,
               due 12/31/97                    5.41-5.59%        22,612
      2,660    U.S. Treasury Bills, due
               1/2/98                          5.08-5.24%         2,638
     48,295    U.S. Treasury Bills, due
               1/8/98                          5.03-5.34%        47,853
     12,845    U.S. Treasury Bills, due
               1/15/98                            5.11%          12,715
     39,020    U.S. Treasury Notes, 7.875%,
               due 1/15/98                     5.21-5.45%        39,204
      8,575    U.S. Treasury Bills, due
               1/22/98                         5.21-5.26%         8,478
     10,000    U.S. Treasury Notes, 5.625%,
               due 1/31/98                        5.37%          10,004
      1,600    U.S. Treasury Bills, due
               2/12/98                            5.16%           1,578
     23,950    U.S. Treasury Bills, due
               3/5/98                          5.22-5.29%        23,540
      2,855    U.S. Treasury Bills, due
               3/12/98                            5.20%           2,804
      5,465    U.S. Treasury Bills, due
               3/19/98                         5.24-5.28%         5,360
     11,455    U.S. Treasury Bills, due
               4/2/98                             5.30%          11,212
     15,000    U.S. Treasury Notes, 7.875%,
               due 4/15/98                        5.38%          15,162
     15,000    U.S. Treasury Bills, due
               4/16/98                            5.32%          14,651
     10,000    U.S. Treasury Notes, 5.125%,
               due 4/30/98                        5.48%           9,983
                                                            -------------
               TOTAL U.S. TREASURY SECURITIES                   305,050
               Cash, receivables and other
               assets, less liabilities
               (0.9%)                                             2,894
                                                            -------------
               TOTAL NET ASSETS (100.0%)                      $ 307,944
                                                            -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1997

--------------------------------------------------------------------------------
          Cash Reserves Portfolio

  Principal
   Amount                                                                Value(1)
   (000's                                            Rating(2)            (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
               BANKERS' ACCEPTANCES (3.8%)
  $   9,700    Bank of Montreal, 5.53%, due
               12/19/97                            P-1        A-1+       $   9,631
     16,000    First National Bank of
               Chicago, 5.53%-5.65%, due
               11/5/97-4/15/98                     P-1         A-1          15,870
                                                                       -------------
               TOTAL BANKERS' ACCEPTANCES                                   25,501
                                                                       -------------
               ASSET-BACKED COMMERCIAL PAPER
               (2.9%)
      2,275    Preferred Receivables Funding
               Corp., 5.70%, due 11/3/97           P-1         A-1           2,275
      2,000    Enterprise Funding Corp.,
               5.57%, due 11/12/97                 P-1        A-1+           1,997
     15,000    Asset Securitization
               Cooperative Corp., 5.50% &
               5.53%, due 11/20/97 & 12/5/97       P-1        A-1+          14,950
                                                                       -------------
               TOTAL ASSET-BACKED COMMERCIAL
               PAPER                                                        19,222
                                                                       -------------
               CORPORATE COMMERCIAL PAPER
               (70.5%)
     12,500    Panasonic Finance, Inc.,
               5.68%, due 11/3/97                  P-1        A-1+          12,500
      2,510    Wisconsin Power & Light Co.,
               5.70%, due 11/3/97                  P-1        A-1+           2,510
      5,000    Merrill Lynch & Co., Inc.,
               5.72%, due 11/6/97                  P-1        A-1+           4,998
     14,600    Swedish Export Credit Corp.,
               5.63%, due 11/10/97                 P-1        A-1+          14,584
      9,000    Ford Motor Credit Co., 5.65%,
               due 11/14/97                        P-1         A-1           8,984
      5,000    Scotiabanc Inc., 5.50%, due
               11/17/97                            P-1        A-1+           4,989
      5,000    Ameritech Corp., 5.63%, due
               11/18/97                            P-1        A-1+           4,988
      8,500    General Re Corp., 5.50%, due
               12/18/97                            P-1        A-1+           8,442
      2,845    AT&T Corp., 5.50%, due 1/2/98       P-1        A-1+           2,819
     20,000    National Australia Funding
               Delaware Inc., 5.50% & 5.62%,
               due 12/1/97 & 1/9/98                P-1        A-1+          19,854
     32,000    Eksportfinans ASA, 5.49% &
               5.50%, due 12/11/97 & 1/20/98       P-1        A-1+          31,710
     15,000    Gannett Co., Inc., 5.49%, due
               1/20/98                             P-1         A-1          14,822
     15,000    Pitney Bowes Credit Corp.,
               5.55% & 5.65%, due 11/12/97 &
               1/21/98                             P-1        A-1+          14,925
     10,000    Ford Credit Europe PLC, 5.50%,
               due 1/26/98                         P-1         A-1           9,872
      5,000    Hitachi America, Ltd., 5.53%,
               due 1/26/98                         P-1        A-1+           4,936
     10,997    Procter & Gamble Co., 5.47% &
               5.48%, due 1/7/98 & 1/26/98         P-1        A-1+          10,885

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

  Principal
   Amount                                                                Value(1)
   (000's                                            Rating(2)            (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
  $   9,000    Morgan Stanley Group Inc.,
               Variable Rate Notes, 5.6084%,
               due 1/30/98                         P-1         A-1       $   9,000
     25,000    Ameritech Capital Funding
               Corp., 5.51% & 5.63%, due
               11/13/97 & 2/10/98                  P-1        A-1+          24,825
     28,393    USAA Capital Corp.,
               5.47%-5.54%, due
               1/12/98-2/10/98                     P-1        A-1+          28,038
      5,000    Akzo Nobel Inc., 5.53%, due
               2/19/98                             P-1         A-1           4,917
     15,000    SBC Communications Inc.,
               5.47%, due 2/19/98                  P-1        A-1+          14,754
     26,755    General Electric Capital
               Corp., 5.54%-5.74%, due
               11/14/97-3/2/98                     P-1        A-1+          26,502
     10,000    du Pont (E.I.) de Nemours &
               Co., 5.50%, due 3/6/98              P-1        A-1+           9,812
      2,000    Caisse d'Amortissement de la
               Dette Sociale, 5.53%, due
               3/9/98                              P-1        A-1+           1,961
     10,000    IBM Credit Corp., 5.55%, due
               3/9/98                              P-1         A-1           9,806
     10,000    Campbell Soup Co., 5.51%, due
               3/16/98                             P-1        A-1+           9,796
     24,000    Kingdom of Sweden,
               5.51%-5.59%, due
               11/24/97-3/16/98                    P-1        A-1+          23,631
     10,000    du Pont (E.I.) de Nemours &
               Co., 5.50%, due 3/17/98             P-1        A-1+           9,795(3)
     25,000    Electricite de France, 5.53%,
               due 3/11/98 & 3/23/98               P-1        A-1+          24,481
     23,000    American Express Credit Corp.,
               5.49%-5.51%, due
               1/20/98-3/25/98                     P-1         A-1          22,663
     16,845    Daimler-Benz North America
               Corp., 5.51%-5.62%, due
               2/12/98-4/1/98                      P-1         A-1          16,560
     30,000    Goldman Sachs Group, L.P.,
               5.47%-5.70%, due
               11/6/97-4/1/98                      P-1        A-1+          29,863
      3,000    Cargill, Inc., 5.52%, due
               4/13/98                             P-1        A-1+           2,926
     29,000    Prudential Funding Corp.,
               5.52%-5.53%, due 2/3/98-5/1/98      P-1         A-1          28,427
                                                                       -------------
               TOTAL CORPORATE COMMERCIAL
               PAPER                                                       469,575
                                                                       -------------

                                                                October 31, 1997
--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

  Principal
   Amount                                                                Value(1)
   (000's                                            Rating(2)            (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
               CERTIFICATES OF DEPOSIT
               (16.4%)
  $  15,000    Rabobank Nederland, Yankee
               C.D., 5.90%, due 11/3/97            P-1        A-1+       $  15,000
     15,000    Bayerische Landesbank
               Girozentrale, Eurodollar C.D.,
               5.88%, due 11/6/97                  P-1        A-1+          15,000
      5,000    Bayerische Hypotheken-und
               Wechsel-Bank, Eurodollar C.D.,
               5.83%, due 11/24/97                 P-1        A-1+           5,000
      5,000    Westdeutsche Landesbank
               Girozentrale, Eurodollar C.D.,
               5.83%, due 11/24/97                 P-1        A-1+           5,000
      5,000    Morgan Guaranty Trust Co.,
               Domestic C.D., 5.71%, due
               1/6/98                              P-1        A-1+           4,998
      5,000    National Westminster Bank PLC,
               Yankee C.D., 5.80%, due 1/7/98      P-1        A-1+           5,000
     10,000    Societe Generale, Yankee C.D.,
               5.70%, due 1/8/98                   P-1        A-1+          10,000
     15,000    Banque Nationale de Paris,
               Eurodollar C.D., 5.69%, due
               2/5/98                              P-1         A-1          15,000
     10,000    Royal Bank of Canada, Yankee
               C.D., 5.67%, due 2/11/98            P-1        A-1+           9,995
     10,000    Deutsche Bank, Eurodollar
               C.D., 5.73%, due 4/17/98            P-1        A-1+          10,001
      2,000    Swiss Bank Corp., Yankee C.D.,
               6.05%, due 5/22/98                  P-1        A-1+           2,003
     12,000    Landesbank Hessen-Thueringen
               Girozentrale, Yankee C.D.,
               5.70% & 6.03%, due 12/17/97 &
               6/12/98                             P-1        A-1+          12,002
                                                                       -------------
               TOTAL CERTIFICATES OF DEPOSIT                               108,999
                                                                       -------------
               CORPORATE DEBT SECURITIES
               (6.0%)
     14,500    First Union National Bank of
               North Carolina, Floating Rate
               Bank Notes, 5.57%, due
               12/19/97                            P-1         A-1          14,500
     15,000    Morgan Stanley Group Inc.,
               Senior Variable Rate
               Medium-Term Notes, Ser. C,
               5.6922%, due 5/18/98                P-1         A-1          15,000
     10,000    Morgan Guaranty Trust Co.,
               Bank Notes, 5.93%, due 8/31/98      P-1        A-1+          10,008
                                                                       -------------
               TOTAL CORPORATE DEBT
               SECURITIES                                                   39,508
                                                                       -------------
               TOTAL INVESTMENTS (99.6%)                                   662,805
               Cash, receivables and other
               assets, less liabilities
               (0.4%)                                                        2,959
                                                                       -------------
               TOTAL NET ASSETS (100.0%)                                 $ 665,764
                                                                       -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Ultra Short Bond Portfolio

   Principal                                                               Value(4)
    Amount                                             Rating(2)            (000's
(000's omitted)                                    Moody's       S&P       omitted)
---------------                                  -----------  ---------  -------------
                 U.S. TREASURY SECURITIES
                 (25.2%)
   $   4,655     U.S. Treasury Notes, 6.875%,
                 due 8/31/99                         TSY         TSY       $   4,751
       1,785     U.S. Treasury Notes, 5.875%,
                 due 2/15/00                         TSY         TSY           1,791
       4,220     U.S. Treasury Notes, 6.75%,
                 due 4/30/00                         TSY         TSY           4,320
         340     U.S. Treasury Notes, 6.375%,
                 due 5/15/00                         TSY         TSY             345
       3,895     U.S. Treasury Notes, 6.00%,
                 due 8/15/00                         TSY         TSY           3,926
                                                                         -------------
                 TOTAL U.S. TREASURY SECURITIES
                 (COST $14,949)                                               15,133
                                                                         -------------
                 U.S. GOVERNMENT AGENCY
                 SECURITIES (6.7%)
       3,285     Federal Home Loan Bank,
                 Discount Notes, 5.54%, due
                 11/3/97                             AGY         AGY           3,283
         250     Federal Home Loan Bank,
                 Variable Rate Notes, 4.704%,
                 due 1/29/98                         AGY         AGY             249
         500     Federal Home Loan Bank,
                 Variable Rate Notes, 4.729%,
                 due 2/25/98                         AGY         AGY             498
                                                                         -------------
                 TOTAL U.S. GOVERNMENT AGENCY
                 SECURITIES
                 (COST $4,033)                                                 4,030
                                                                         -------------
                 MORTGAGE-BACKED SECURITIES
                 (22.6%)
FANNIE MAE
       2,156     Balloon Pass-Through
                 Certificates, 7.00%, due
                 8/1/03                              AGY         AGY           2,182
       2,141     Pass-Through Certificates,
                 7.50%, due 7/1/11                   AGY         AGY           2,195
 FREDDIE MAC
          18     Mortgage Participation
                 Certificates, 11.50%, due
                 5/1/00                              AGY         AGY              19
       3,155     Gold Balloon Mortgage
                 Participation Certificates,
                 6.50%, due 9/1/98-11/1/00           AGY         AGY           3,173
          58     Mortgage Participation
                 Certificates, 10.50%, due
                 6/1/00-11/1/00                      AGY         AGY              61
       1,484     Gold Balloon Mortgage
                 Participation Certificates,
                 7.50%, due 11/1/01                  AGY         AGY           1,517

                                                                October 31, 1997
--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

   Principal                                                               Value(4)
    Amount                                             Rating(2)            (000's
(000's omitted)                                    Moody's       S&P       omitted)
---------------                                  -----------  ---------  -------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
$      2,211     Pass-Through Certificates,
                 7.50%, due 10/15/09-10/15/10       AGY          AGY     $     2,274
       2,171     Pass-Through Certificates,
                 7.00%, due 4/15/11                 AGY          AGY           2,208
                                                                         -------------
                 TOTAL MORTGAGE-BACKED
                 SECURITIES (COST $13,489)                                    13,629
                                                                         -------------
                 ASSET-BACKED SECURITIES
                 (12.3%)
         767     Capita Equipment Receivables
                 Trust, Ser. 1996-1, Class A-2,
                 5.95%, due 7/15/98                 Aaa          AAA             768
          77     Daimler-Benz Auto Grantor
                 Trust, Ser. 1993-A, Class A,
                 3.90%, due 10/15/98                Aaa          AAA              77
          15     USAA Auto Loan Grantor Trust,
                 Automobile Loan Pass-Through
                 Certificates, Ser. 1993-1,
                 3.90%, due 3/15/99                 Aaa          AAA              15
       1,600     Chase Manhattan Grantor Trust,
                 Automobile Loan Pass-Through
                 Certificates, Ser. 1997-A,
                 Class A-2, 5.95%, due 10/15/99     Aaa          AAA           1,601
         676     Premier Auto Trust, Ser.
                 1997-1, Class A-2, 5.90%, due
                 4/6/00                             Aaa          AAA             677
         696     Ford Credit Grantor Trust,
                 Ser. 1995-A, Class A, 5.90%,
                 due 5/15/00                        Aaa          AAA             695
       1,178     Chase Manhattan Grantor Trust,
                 Automobile Loan Pass-Through
                 Certificates, Ser. 1995-A,
                 6.00%, due 9/17/01                 Aaa          AAA           1,177
       1,921     Banc One Auto Grantor Trust,
                 Ser. 1996-B, Class A, 6.55%,
                 due 2/15/03                        Aaa          AAA           1,936
         448     Honda Auto Receivables Grantor
                 Trust, Ser. 1997-A, Class A,
                 5.85%, due 2/15/03                 Aaa          AAA             448
                                                                         -------------
                 TOTAL ASSET-BACKED SECURITIES
                 (COST $7,372)                                                 7,394
                                                                         -------------
                 BANKS & FINANCIAL INSTITUTIONS
                 (30.7%)
       3,500     Merrill Lynch & Co., Inc.,
                 Medium-Term Notes, Ser. B,
                 6.64%, due 4/9/99                  Aa3          AA-           3,536
       2,000     AT&T Capital Corp.,
                 Medium-Term Notes, Ser.
                 1997-4, 6.92%, due 4/29/99         Baa3         BBB           2,025

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1997

--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

   Principal                                                               Value(4)
    Amount                                             Rating(2)            (000's
(000's omitted)                                    Moody's       S&P       omitted)
---------------                                  -----------  ---------  -------------
   $   3,500     Associates Corp. of North
                 America, Senior Notes, 6.375%,
                 due 8/15/99                         Aa3         AA-       $   3,524
       1,300     Lehman Brothers Holdings Inc.,
                 Medium-Term Notes, Ser. E,
                 7.08%, due 5/22/00                 Baa1          A            1,325
       1,800     International Lease Finance
                 Corp., Notes, 6.625%, due
                 6/1/00                              A1          A+            1,822
       3,150     Countrywide Funding Corp.,
                 Medium-Term Notes, Ser. A,
                 7.31%, due 8/28/00                  A3           A            3,235
       3,000     Aristar, Inc., Senior Notes,
                 6.125%, due 12/1/00                 A3          A-            2,983
                                                                         -------------
                 TOTAL BANKS & FINANCIAL
                 INSTITUTIONS
                 (COST $18,342)                                               18,450
                                                                         -------------
                 CORPORATE DEBT SECURITIES
                 (6.5%)
       1,000     General Motors Acceptance
                 Corp., Medium-Term Notes,
                 6.15%, due 9/20/99                  A3          A-            1,002
       2,000     American General Finance
                 Corp., Senior Notes, 6.125%,
                 due 9/15/00                         A2          A+            2,006
         900     Ford Motor Credit Co., Global
                 Bonds, 6.50%, due 2/28/02           A1          A+              908
                                                                         -------------
                 TOTAL CORPORATE DEBT
                 SECURITIES (COST $3,893)                                      3,916
                                                                         -------------
                 TOTAL INVESTMENTS (104.0%)
                 (COST $62,078)                                               62,552(5)
                 Liabilities, less cash,
                 receivables and other assets
                 [(4.0%)]                                                     (2,431)
                                                                         -------------
                 TOTAL NET ASSETS (100.0%)                                 $  60,121
                                                                         -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1997

--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

  Principal
   Amount                                                                Value(4)
   (000's                                            Rating(2)            (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
               U.S. TREASURY SECURITIES
               (1.1%)
  $      40    U.S. Treasury Notes, 7.375%,
               due 11/15/97                        TSY         TSY       $      40
        540    U.S. Treasury Notes, 6.50%,
               due 4/30/99                         TSY         TSY             547
      2,629    U.S. Treasury
               Inflation-Indexed Notes,
               3.375%, due 1/15/07                 TSY         TSY           2,591
                                                                       -------------
               TOTAL U.S. TREASURY SECURITIES
               (COST $3,219)                                                 3,178
                                                                       -------------
               U.S. GOVERNMENT AGENCY
               SECURITIES (5.4%)
     15,795    Federal Home Loan Bank,
               Discount Notes, 5.50%, due
               11/3/97  (COST $15,790)             AGY         AGY          15,788
                                                                       -------------
               MORTGAGE-BACKED SECURITIES
               (7.7%)
 FANNIE MAE
        118    Balloon Pass-Through
               Certificates, 9.00%, due
               12/1/97-8/1/98                      AGY         AGY             122
        207    Balloon Pass-Through
               Certificates, 8.50%, due
               3/1/98-11/1/98                      AGY         AGY             214
        396    REMIC Floating Rate CMO, Ser.
               1992-59F, 6.05625%, due
               8/25/06                             AGY         AGY             397
      7,652    Pass-Through Certificates,
               7.00%, due 9/1/03 & 6/1/11          AGY         AGY           7,801
      5,400    Pass-Through Certificates,
               7.50%, due 9/1/11                   AGY         AGY           5,535
FREDDIE MAC
        114    Mortgage Participation
               Certificates, 10.50%, due
               10/1/00 & 12/1/00                   AGY         AGY             120
        416    Mortgage Participation
               Certificates, 8.50%, due
               10/1/01                             AGY         AGY             428
        357    ARM Certificates, 7.00%, due
               1/1/17 & 2/1/17                     AGY         AGY             363
        617    ARM Certificates, 7.125%, due
               3/1/17                              AGY         AGY             628

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                                Value(4)
   (000's                                            Rating(2)            (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
        151    Pass-Through Certificates,
               12.00%, due 5/15/12-3/15/15        AGY          AGY             172
      6,789    Pass-Through Certificates,
               7.00%, due 1/15/27                 AGY          AGY           6,825
                                                                       -------------
               TOTAL MORTGAGE-BACKED
               SECURITIES (COST $22,067)                                    22,605
                                                                       -------------
               ASSET-BACKED SECURITIES
               (20.5%)
$     6,300    Capita Equipment Receivables
               Trust, Ser. 1996-1, Class A-3,
               6.11%, due 7/15/99                 Aaa          AAA     $     6,332
      5,710    PNC Student Loan Trust I, Ser.
               1997-2, Class A-2, 6.138%, due
               1/25/00                            Aaa          AAA           5,734
      3,820    Chase Manhattan Auto Owner
               Trust, Ser. 1996-C, Class A-3,
               5.95%, due 11/15/00                Aaa          AAA           3,826
      6,927    Money Store Auto Grantor
               Trust, Ser. 1997-2, Class A-1,
               6.17%, due 3/20/01                 Aaa          AAA           6,948
      3,257    Banc One Auto Grantor Trust,
               Ser. 1996-B, Class A, 6.55%,
               due 2/15/03                        Aaa          AAA           3,282
      6,500    Ford Credit Auto Loan Master
               Trust, Auto Loan Certificates,
               Ser. 1996-1, 5.50%, due
               2/15/03                            Aaa          AAA           6,411
      5,600    Chase Credit Card Master
               Trust, Ser. 1997-2, Class A,
               6.30%, due 4/15/03                 Aaa          AAA           5,649
      2,590    Navistar Financial Owner
               Trust, Ser. 1996-B, Class A-3,
               6.33%, due 4/21/03                 Aaa          AAA           2,606
      5,330    World Omni Automobile Lease
               Securitization Trust, Ser.
               1997-A, Class A-3, 6.85%, due
               6/25/03                            Aaa          AAA           5,446
      3,839    Chevy Chase Auto Receivables
               Trust, Ser. 1996-2, Class A,
               5.90%, due 7/15/03                 Aaa          AAA           3,827
      5,000    Standard Credit Card Master
               Trust I, Credit Card
               Participation Certificates,
               Ser. 1994-4, Class A, 8.25%,
               due 11/7/03                        Aaa          AAA           5,397
      4,680    IMC Excess Cashflow Trust,
               Ser. 1997-A, 7.41%, due
               11/27/28                           BBB     (6)                4,686  (3)
                                                                       -------------
               TOTAL ASSET-BACKED SECURITIES
               (COST $60,025)                                               60,144
                                                                       -------------

                                                                October 31, 1997
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                                Value(4)
   (000's                                            Rating(2)            (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
               BANKS & FINANCIAL INSTITUTIONS
               (23.4%)
      5,250    Household Finance Corp.,
               Medium-Term Notes, 6.62%, due
               5/28/99                             A2           A            5,295
      5,240    Merrill Lynch & Co., Inc.,
               Medium-Term Notes, Ser. B,
               6.28%, due 6/25/99                  Aa3         AA-           5,269
      4,850    Chase Manhattan Bank USA,
               Senior Global Bank Notes,
               5.875%, due 8/4/99                  Aa2         A+            4,847
  $   5,180    CIT Group Holdings, Inc.,
               Medium-Term Notes, 6.25%, due
               10/25/99                            Aa3         A+        $   5,204
      3,940    First National Bank of
               Commerce, Senior Bank Notes,
               6.50%, due 1/14/00                  A2          A-            3,982
      3,980    HomeSide Lending, Inc., Notes,
               6.875%, due 5/15/00                Baa2         BBB           4,033
      5,000    Smith Barney Holdings Inc.,
               Notes, 7.00%, due 5/15/00           A2           A            5,106
      5,400    Comdisco, Inc., Notes, 6.50%,
               due 6/15/00                        Baa1        BBB+           5,438
      7,090    Associates Pass-Through Asset
               Trust, Ser. 1997-1, 6.45%, due
               9/15/00                             Aa3         AA-           7,141(3)
      5,000    Lehman Brothers Holdings Inc.,
               Medium-Term Notes, Ser. E,
               6.89%, due 10/10/00                Baa1          A            5,078
      1,725    Lehman Brothers Holdings Inc.,
               Medium-Term Notes, Ser. E,
               6.65%, due 11/8/00                 Baa1          A            1,739
      6,600    Capital One Bank, Bank Notes,
               5.95%, due 2/15/01                 Baa3        BBB-           6,503
      3,550    Riggs National Corp.,
               Subordinated Notes, 8.50%, due
               2/1/06                              Ba1   (7)    BB-   (7)       3,692
      5,150    Goldman Sachs Group, L.P.,
               Global Notes, 6.75%, due
               2/15/06                             A1          A+            5,211(3)
                                                                       -------------
               TOTAL BANKS & FINANCIAL
               INSTITUTIONS (COST $68,137)                                  68,538
                                                                       -------------
               CORPORATE DEBT SECURITIES
               (45.4%)
      2,780    Colonial Gas Co., Medium-Term
               Notes, Ser. A, 6.20%, due
               3/18/98                            Baa1         A-            2,785
      6,400    Alco Capital Resource, Inc.,
               Medium-Term Notes, Ser. B,
               5.46%, due 2/22/99                  A3          A-            6,361

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                                Value(4)
   (000's                                            Rating(2)            (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
      1,900    American Standard Inc., Senior
               Notes, 10.875%, due 5/15/99         Ba3         BB-           2,002
      7,000    Lockheed Martin Corp., Notes,
               6.55%, due 5/15/99                  A3         BBB+           7,066
      4,800    NWCG Holdings Corp., Notes,
               Zero-Coupon, Yielding 7.05%,
               due 6/15/99                         Ba2        BBB-           4,320
      5,200    Williams Holdings of Delaware,
               Inc., Medium-Term Notes, Ser.
               A, 6.40%, due 6/17/99              Baa2        BBB-           5,225
  $   4,070    Chrysler Financial Corp.,
               Medium-Term Notes, Ser. Q,
               6.37%, due 6/21/99                  A3           A        $   4,098
      2,710    Arkla, Inc., Notes, 8.875%,
               due 7/15/99                        Baa3         BBB           2,825
      4,680    Time Warner Pass-Through Asset
               Trust, Ser. 1997-2, 4.90%, due
               7/29/99                             Ba1        BBB-           4,573(3)
      4,800    Norfolk Southern Corp., Notes,
               6.70%, due 5/1/00                  Baa1        BBB+           4,859
      3,610    Cleveland Electric
               Illuminating Co., Secured
               Notes, Ser. A, 7.19%, due
               7/1/00                              Ba1         BB+           3,655(3)
      4,550    Arvin Industries, Inc., Notes,
               10.00%, due 8/1/00                  Ba1        BBB-           4,936
      2,000    Ford Motor Credit Co.,
               Medium-Term Notes, 6.84%, due
               8/16/00                             A1           A            2,038
      6,370    MedPartners, Inc., Senior
               Subordinated Notes, 6.875%,
               due 9/1/00                          Ba2        BBB-           6,380
      2,510    Chesapeake Corp., Notes,
               10.375%, due 10/1/00               Baa3         BBB           2,775
      1,730    BHP Finance (USA) Limited,
               Guaranteed Notes, 5.625%, due
               11/1/00                             A2           A            1,708
        500    Congoleum Corp., Senior Notes,
               9.00%, due 2/1/01                   B1          BB-             507
      5,200    General Motors Acceptance
               Corp., Medium-Term Notes,
               8.125%, due 3/1/01                  A3          A-            5,501
      3,470    Revlon Worldwide Corp., Senior
               Secured Notes, Ser. B,
               Zero-Coupon, Yielding 10.75% &
               10.959%, due 3/15/01                B3          B-            2,407
      2,290    Colonial Realty Limited
               Partnership, Senior Notes,
               7.50%, due 7/15/01                 Baa3        BBB-           2,372
      4,160    Tyco International Ltd.,
               Notes, 6.50%, due 11/1/01          Baa2         A-            4,196
      2,965    ICI Wilmington Inc.,
               Guaranteed Notes, 7.50%, due
               1/15/02                            Baa1         A-            3,111
      2,835    Black & Decker Corp.,
               Medium-Term Notes, Ser. A,
               8.90%, due 1/21/02                 Baa2        BBB-           3,095

                                                                October 31, 1997
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                                Value(4)
   (000's                                            Rating(2)            (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
      2,280    Fort James Corp., Senior
               Notes, 6.50%, due 9/15/02          Baa3        BBB-           2,294
      1,000    Safeway Inc., Medium-Term
               Notes, 8.57%, due 4/1/03           Baa1         BBB           1,091
      4,200    Stewart Enterprises, Inc.,
               Notes, 6.70%, due 12/1/03          Baa3         BBB           4,218
        620    Loomis Fargo & Co., Senior
               Subordinated Notes, 10.00%,
               due 1/15/04                         B3          B-              618
  $     175    Playtex Products, Inc., Senior
               Notes, Ser. B, 8.875%, due
               7/15/04                             B1          B+        $     175
        420    Iridium LLC, Senior Notes,
               Ser. C, 11.25%, due 7/15/05         B3          B-              385(3)
        190    ICN Pharmaceuticals, Inc.,
               Senior Notes, 9.25%, due
               8/15/05                             B1          BB              200(3)
      4,350    Bell Cablemedia plc, Senior
               Step Up Notes, Yielding 8.98%,
               due 9/15/05                        Baa3        BBB+           3,763
      4,200    Heritage Media Corp., Senior
               Subordinated Notes, 8.75%, due
               2/15/06                             B2         BBB-           4,463
      4,040    Mark IV Industries, Inc.,
               Senior Subordinated Notes,
               7.75%, due 4/1/06                   Ba2         BB+           4,111
        400    Printpack, Inc., Senior
               Subordinated Notes, Ser. B,
               10.625%, due 8/15/06                B3          B+              425
      2,825    Time Warner Inc., Notes,
               8.11%, due 8/15/06                  Ba1        BBB-           3,051
        400    Commonwealth Aluminum Corp.,
               Senior Subordinated Notes,
               10.75%, due 10/1/06                 B2          B-              429
        415    Evenflo & Spalding Holdings
               Corp., Senior Subordinated
               Notes, Ser. B, 10.375%, due
               10/1/06                             B3          B-              354
      4,950    MedPartners, Inc., Senior
               Notes, 7.375%, due 10/1/06         Baa3         BBB           4,837
        500    Motors and Gears, Inc., Senior
               Notes, Ser. B, 10.75%, due
               11/15/06                            B3           B              526
        680    Newport News Shipbuilding
               Inc., Senior Subordinated
               Notes, 9.25%, due 12/1/06           B1          B+              707
        857    AMTROL Inc., Senior
               Subordinated Notes, 10.625%,
               due 12/31/06                        B3          B-              870
      1,275    Pen-Tab Industries, Inc.,
               Senior Subordinated Notes,
               Ser. B, 10.875%, due 2/1/07         B3          B-            1,269

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1997

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                                Value(4)
   (000's                                            Rating(2)            (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
        965    Fonda Group, Inc., Senior
               Subordinated Notes, Ser. B,
               9.50%, due 3/1/07                   B3          B-              924
        120    Tekni-Plex, Inc., Senior
               Subordinated Notes, Ser. B,
               11.25%, due 4/1/07                  B3          B-              131
        300    French Fragrances, Inc.,
               Senior Notes, Ser. B, 10.375%,
               due 5/15/07                         B2          B+              313
  $   2,410    Owens-Illinois, Inc., Senior
               Debentures, 8.10%, due 5/15/07      Ba1   (8)    BB+   (8)   $   2,553
        405    AmeriServe Food Distribution,
               Inc., Senior Subordinated
               Notes, 10.125%, due 7/15/07         B3          B-              422(3)
        190    Safety Components
               International, Inc., Senior
               Subordinated Notes, 10.125%,
               due 7/15/07                         B3          B-              197
        880    HydroChem Industrial Services,
               Inc., Senior Subordinated
               Notes, Ser. B, 10.375%, due
               8/1/07                              B3          B-              913(3)
      4,680    Interpool, Inc., Notes, 7.20%,
               due 8/1/07                          Ba1         BBB           4,681(3)
        190    Insilco Corp., Senior
               Subordinated Notes, 10.25%,
               due 8/15/07                         B3          B+              198(3)
      1,585    Central Maine Power & Co.,
               General and Refunding Mortgage
               Bonds, Ser. Q, 7.05%, due
               3/1/08                             Baa3         BB+           1,568
        360    KinderCare Learning Centers,
               Inc., Senior Subordinated
               Notes, Ser. B, 9.50%, due
               2/15/09                             B3          B-              354
                                                                       -------------
               TOTAL CORPORATE DEBT
               SECURITIES (COST $132,217)                                  132,835
                                                                       -------------
               TOTAL INVESTMENTS (103.5%)
               (COST $301,455)                                             303,088(5)
               Liabilities, less cash,
               receivables and other assets
               [(3.5%)]                                                    (10,122)
                                                                       -------------
               TOTAL NET ASSETS (100.0%)                                 $ 292,966
                                                                       -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                                October 31, 1997
----------------------------------------------------------------------
          Income Managers Trust
1) Investment securities of the Portfolio are valued at amortized cost, which approximates Federal income tax cost.
2) Credit ratings are unaudited.
3) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At October 31, 1997, these securities amounted to $9,795,000 or 1.5% of net assets for Neuberger&Berman Cash Reserves Portfolio and $32,065,000 or 10.9% of net assets for Neuberger& Berman Limited Maturity Bond Portfolio.
4) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value. Short-term investments with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
5) At October 31, 1997, selected Portfolio information on a Federal income tax basis was as follows:

                                                                      GROSS          GROSS           NET
                                                                   UNREALIZED      UNREALIZED    UNREALIZED
NEUBERGER&BERMAN                                     COST          APPRECIATION    DEPRECIATION  APPRECIATION
------------------------------------------------------------------------------------------------------------
ULTRA SHORT BOND PORTFOLIO                       $  62,078,000     $  484,000      $ 10,000      $  474,000
LIMITED MATURITY BOND PORTFOLIO                    301,455,000      2,609,000       976,000       1,633,000

6) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
7) Rated BBB by Thomson Bank Watch, Inc.
8) Rated BBB- by Duff & Phelps Credit Rating Co.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------
          Income Managers Trust

                                                      GOVERNMENT
                                                        MONEY
(000'S OMITTED)                                       PORTFOLIO
                                                    --------------
ASSETS
      Investments in securities, at value*
        (Note A) -- see Schedule of Investments     $     305,050
      Cash                                                      3
      Deferred organization costs (Note A)                      4
      Interest receivable                                   2,996
      Prepaid expenses and other assets                         9
      Receivable for securities sold                           --
                                                    --------------
                                                          308,062
                                                    --------------
LIABILITIES
      Payable for securities purchased                         --
      Payable for variation margin (Note A)                    --
      Payable to investment manager (Note B)                   73
      Accrued expenses                                         45
                                                    --------------
                                                              118
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $     307,944
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $     307,944
      Net unrealized appreciation in value of
        investment securities and financial
        futures contracts                                      --
                                                    --------------
NET ASSETS                                          $     307,944
                                                    --------------
*Cost of investments                                $     305,050
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                October 31, 1997
----------------------------------------------------------------------
          Income Managers Trust

                                                                                         LIMITED
                                                         CASH         ULTRA SHORT        MATURITY
                                                       RESERVES           BOND             BOND
                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    ------------------------------------------------
ASSETS
Investments in securities, at value*
  (Note A) -- see Schedule of Investments           $     662,805    $      62,552    $     303,088
Cash                                                            6                4                1
Deferred organization costs (Note A)                            3                1                4
Interest receivable                                         3,142              676            4,067
Prepaid expenses and other assets                              14                2                6
Receivable for securities sold                                 --                2               44
                                                    ------------------------------------------------
                                                          665,970           63,237          307,210
                                                    ------------------------------------------------
LIABILITIES
Payable for securities purchased                               --            3,067           14,112
Payable for variation margin (Note A)                          --               --               18
Payable to investment manager (Note B)                        148               13               62
Accrued expenses                                               58               36               52
                                                    ------------------------------------------------
                                                              206            3,116           14,244
                                                    ------------------------------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $     665,764    $      60,121    $     292,966
                                                    ------------------------------------------------

NET ASSETS consist of:
Paid-in capital                                     $     665,764    $      59,647    $     291,698
Net unrealized appreciation in value of investment
  securities and financial futures contracts                   --              474            1,268
                                                    ------------------------------------------------
NET ASSETS                                          $     665,764    $      60,121    $     292,966
                                                    ------------------------------------------------
*Cost of investments                                $     662,805    $      62,078    $     301,455
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------
          Income Managers Trust

                                                     GOVERNMENT
                                                       MONEY
(000'S OMITTED)                                      PORTFOLIO
                                                    ------------
INVESTMENT INCOME
    Interest income                                 $    17,370
                                                    ------------
    Expenses:
      Investment management fee (Note B)                    820
      Accounting fees                                        10
      Amortization of deferred organization and
        initial offering expenses (Note A)                    5
      Auditing fees                                          23
      Custodian fees (Note B)                               104
      Insurance expense                                       5
      Legal fees                                             14
      Trustees' fees and expenses                            23
      Miscellaneous                                          --
                                                    ------------
        Total expenses                                    1,004
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                          (2)
                                                    ------------
        Total net expenses                                1,002
                                                    ------------
        Net investment income                            16,368
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investment
      securities sold                                        (3)
    Net realized loss on financial futures
      contracts (Note A)                                     --
    Net realized gain on foreign currency
      transactions (Note A)                                  --
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      financial futures contracts, translation of
      assets and liabilities in foreign
      currencies, and foreign currency contracts
      (Note A)                                               --
                                                    ------------
        Net gain (loss) on investments                       (3)
                                                    ------------
        Net increase in net assets resulting from
          operations                                $    16,365
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

                                             For the Year Ended October 31, 1997
----------------------------------------------------------------------
          Income Managers Trust

                                                                                          LIMITED
                                                        CASH          ULTRA SHORT        MATURITY
                                                      RESERVES           BOND              BOND
                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                    ------------------------------------------------
INVESTMENT INCOME
    Interest income                                 $    34,546      $       4,986     $     19,575
                                                    ------------------------------------------------
    Expenses:
      Investment management fee (Note B)                  1,506                200              697
      Accounting fees                                        10                 10               10
      Amortization of deferred organization and
        initial offering expenses (Note A)                    5                  2                5
      Auditing fees                                          24                 23               24
      Custodian fees (Note B)                               162                 61              135
      Insurance expense                                       9                  2                6
      Legal fees                                             24                 22               19
      Trustees' fees and expenses                            32                  9               18
      Miscellaneous                                           1                 --               --
                                                    ------------------------------------------------
        Total expenses                                    1,773                329              914
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                          (2)                --               --
                                                    ------------------------------------------------
        Total net expenses                                1,771                329              914
                                                    ------------------------------------------------
        Net investment income                            32,775              4,657           18,661
                                                    ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investment
      securities sold                                        (7)                21            1,672
    Net realized loss on financial futures
      contracts (Note A)                                     --                 --           (2,679)
    Net realized gain on foreign currency
      transactions (Note A)                                  --                 --               17
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      financial futures contracts, translation of
      assets and liabilities in foreign
      currencies, and foreign currency contracts
      (Note A)                                               --                115            2,266
                                                    ------------------------------------------------
        Net gain (loss) on investments                       (7)               136            1,276
                                                    ------------------------------------------------
        Net increase in net assets resulting from
          operations                                $    32,768      $       4,793     $     19,937
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                               GOVERNMENT
                             MONEY PORTFOLIO
                                  Year
                                  Ended
                               October 31,
(000'S OMITTED)           1997            1996
                      -----------------------------
INCREASE (DECREASE)
  IN NET ASSETS:

FROM OPERATIONS:
    Net investment
      income          $      16,368   $      14,201
    Net realized
      gain (loss) on
      investments                (3)             (6)
    Change in net
      unrealized
      appreciation
      (depreciation)
      of investments             --              --
                      -----------------------------
    Net increase in
      net assets
      resulting from
      operations             16,365          14,195
                      -----------------------------
TRANSACTIONS IN
  INVESTORS'
  BENEFICIAL
  INTERESTS:
    Additions               872,761         655,267
    Reductions             (943,664)       (615,465)
                      -----------------------------
    Net increase
      (decrease) in
      net assets
      resulting from
      transactions
      in investors'
      beneficial
      interests             (70,903)         39,802
                      -----------------------------
NET INCREASE
  (DECREASE) IN NET
  ASSETS                    (54,538)         53,997
NET ASSETS:
    Beginning of
      year                  362,482         308,485
                      -----------------------------
    End of year       $     307,944   $     362,482
                      -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Managers Trust

                              CASH RESERVES                    ULTRA SHORT                  LIMITED MATURITY
                                PORTFOLIO                    BOND PORTFOLIO                  BOND PORTFOLIO
                                  Year                            Year                            Year
                                  Ended                           Ended                           Ended
                               October 31,                     October 31,                     October 31,
                          1997            1996            1997            1996            1997            1996
                      ---------------------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:

FROM OPERATIONS:
    Net investment
      income          $      32,775   $      24,267   $       4,657   $       5,817   $      18,661   $      19,386
    Net realized
      gain (loss) on
      investments                (7)              4              21            (592)           (990)           (992)
    Change in net
      unrealized
      appreciation
      (depreciation)
      of investments             --              --             115             172           2,266          (1,726)
                      ---------------------------------------------------------------------------------------------
    Net increase in
      net assets
      resulting from
      operations             32,768          24,271           4,793           5,397          19,937          16,668
                      ---------------------------------------------------------------------------------------------
TRANSACTIONS IN
  INVESTORS'
  BENEFICIAL
  INTERESTS:
    Additions               994,311         528,658          14,524          20,518          61,720          45,924
    Reductions             (845,290)       (478,185)        (55,259)        (31,918)        (56,000)       (114,929)
                      ---------------------------------------------------------------------------------------------
    Net increase
      (decrease) in
      net assets
      resulting from
      transactions
      in investors'
      beneficial
      interests             149,021          50,473         (40,735)        (11,400)          5,720         (69,005)
                      ---------------------------------------------------------------------------------------------
NET INCREASE
  (DECREASE) IN NET
  ASSETS                    181,789          74,744         (35,942)         (6,003)         25,657         (52,337)
NET ASSETS:
    Beginning of
      year                  483,975         409,231          96,063         102,066         267,309         319,646
                      ---------------------------------------------------------------------------------------------
    End of year       $     665,764   $     483,975   $      60,121   $      96,063   $     292,966   $     267,309
                      ---------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                October 31, 1997
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Government Money Portfolio ("Government Money"), Neuberger&Berman Cash Reserves Portfolio ("Cash Reserves"), Neuberger&Berman Ultra Short Bond Portfolio ("Ultra Short"), and Neuberger&Berman Limited Maturity Bond Portfolio ("Limited Maturity") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger&Berman Management Incorporated ("N&B Management"), whose financial statements are not presented herein, also invest in these and other Portfolios of Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: Limited Maturity may invest in foreign securities denominated in foreign currency. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) FORWARD FOREIGN CURRENCY CONTRACTS: Limited Maturity may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio is determined using forward foreign currency exchange rates supplied by an independent pricing service.
5) FINANCIAL FUTURES CONTRACTS: Ultra Short and Limited Maturity may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time a Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, a Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For Federal income tax purposes, the futures transactions undertaken by a Portfolio may cause that Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolio. Also, a Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Portfolio's taxable income.
      During the year ended October 31, 1997, Ultra Short did not enter into any financial futures contracts.
      At October 31, 1997, open positions in financial futures contracts for Limited Maturity were as follows:

                                                                           UNREALIZED
                                                                           APPRECIATION
  EXPIRATION               OPEN CONTRACTS                   POSITION       (DEPRECIATION)
  ------------------------------------------------------------------------------------
  December
  1997          311 U.S. Treasury Notes, 2 Year                 Short      $ (220,453)
  December
  1997           73 U.S. Treasury Notes, 2 Year                  Long          65,645
  December
  1997           74 U.S. Treasury Notes, 5 Year                 Short         (63,969)
  December
  1997           79 U.S. Treasury Notes, 5 Year                 Short         (30,116)
  December
  1997          115 U.S. Treasury Notes, 10 Year                Short        (115,805)

      At October 31, 1997, Limited Maturity had the following securities deposited in a segregated account to cover margin requirements on open financial futures contracts:

     PRINCIPAL
      AMOUNT                                 SECURITY
  -----------------------------------------------------------------------------
  $      530,250   U.S. Treasury Notes, 6.50%, due 4/30/99
          40,000   U.S. Treasury Inflation-Indexed Notes, 3.375%, due 1/15/07

6) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
7) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
8) ORGANIZATION EXPENSES: Expenses incurred by each Portfolio in connection with its organization are being amortized by each Portfolio on a straight-line basis over a five-year period. At October 31, 1997, the unamortized balance of such expenses amounted to $3,520, $3,101, $1,274, and $3,537 for Government Money, Cash Reserves, Ultra Short, and Limited Maturity, respectively.
9) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more Portfolios are allocated in proportion to the net assets of such Portfolios, except where a more appropriate allocation of expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.
10) REVERSE REPURCHASE AGREEMENTS: Each Portfolio (except Government Money) may enter into reverse repurchase agreements with institutions that each Portfolio's investment manager has determined are creditworthy. In a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and simultaneously agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, a Portfolio continues to receive principal and/or interest payments on the securities sold. A Portfolio will maintain cash or liquid securities in a segregated account to cover its obligations under reverse repurchase agreements. Such agreements, which may be viewed as a form of leverage, involve certain risks and may increase fluctuations in a Portfolio's net asset value.

       During the year ended October 31, 1997, Ultra Short entered into reverse repurchase agreements. There were no open reverse repurchase agreements at October 31, 1997.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains N&B Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays N&B Management a fee at the annual rate of .25% of the first $500 million of that Portfolio's average daily net assets, .225% of the next $500 million,
 .20% of the next $500 million, .175% of the next $500 million, and .15% of average daily net assets in excess of $2 billion.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Neuberger is retained by N&B Management to furnish it with investment recommendations and research information without added cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $2,107, $1,721, $297, and $479 for Government Money, Cash Reserves, Ultra Short, and Limited Maturity, respectively.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended October 31, 1997, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) as follows:

                                        PURCHASES          SALES
---------------------------------------------------------------------
ULTRA SHORT                          $    74,145,738  $    93,082,238
LIMITED MATURITY                         251,132,539      242,033,947

   All securities transactions for Government Money and Cash Reserves were short-term.
   During the year ended October 31, 1997, Limited Maturity entered into various contracts to deliver currencies at specified future dates. There were no open positions in these contracts at October 31, 1997.

NOTE D -- SUBSEQUENT EVENT:
   On September 24, 1997, the Board of Trustees approved a plan of reorganization in which the feeder funds of Ultra Short will sell substantially all of their net assets to the feeder funds of Limited Maturity. The parties currently intend that this transaction will become effective at the close of business on February 27, 1998, and will be accounted for as a tax free transaction. Accordingly, Ultra Short and its corresponding feeder funds will cease operations at that time.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Income Managers Trust

                                           GOVERNMENT                                           CASH RESERVES
                                        MONEY PORTFOLIO                                           PORTFOLIO
                                                              Period from                                            Period from
                                                                July 2,                                                July 2,
                                                                1993(1)                                                1993(1)
                                                               to October                                             to October
                             Year Ended October 31,               31,               Year Ended October 31,               31,
                       1997      1996      1995      1994         1993        1997      1996      1995      1994         1993
                      -----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
 NET ASSETS:

    Gross
     Expenses(2)          .30%      .31%      .31%       --            --        .29%      .30%      .31%       --            --
                      -----------------------------------------------------------------------------------------------------------
    Net Expenses          .30%      .31%      .31%      .33%          .32%(3)     .29%     .30%      .31%      .32%          .34%(3)
                      -----------------------------------------------------------------------------------------------------------
    Net Investment
     Income              4.96%     4.99%     5.32%     3.38%         2.82%(3)    5.31%    5.20%     5.62%     3.63%         2.88%(3)
                      -----------------------------------------------------------------------------------------------------------
Portfolio Turnover
 Rate                      --        --        --        --            --         --        --        --        --            --
                      -----------------------------------------------------------------------------------------------------------
Net Assets, End of
 Year (in millions)    $307.9    $362.5    $308.5    $251.6        $277.7     $665.8    $484.0    $409.2    $312.0        $273.3
                      -----------------------------------------------------------------------------------------------------------

1) The date investment operations commenced.

2) For fiscal periods ending after September 1, 1995, each Portfolio is required to calculate an expense ratio without reductions related to expense offset arrangements.

3) Annualized.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Income Managers Trust

                                         ULTRA SHORT                                         LIMITED MATURITY
                                        BOND PORTFOLIO                                        BOND PORTFOLIO
                                                            Period from                                            Period from
                                                              July 2,                                                July 2,
                                                              1993(1)                                                1993(1)
                                                             to October                                             to October
                            Year Ended October 31,              31,               Year Ended October 31,               31,
                       1997     1996     1995      1994         1993        1997      1996      1995      1994         1993
                      ---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
 NET ASSETS:

    Gross
     Expenses(2)         .41%     .39%      .40%       --            --        .33%      .33%      .33%       --            --
                      ---------------------------------------------------------------------------------------------------------
    Net Expenses         .41%     .39%      .40%      .38%          .40%(3)     .33%     .33%      .33%      .34%          .33%(3)
                      ---------------------------------------------------------------------------------------------------------
    Net Investment
     Income             5.82%    5.77%     5.67%     3.98%         4.00%(3)    6.70%    6.45%     6.55%     5.86%         5.53%(3)
                      ---------------------------------------------------------------------------------------------------------
Portfolio Turnover
 Rate                    101%     173%      148%       94%           46%        89%      169%       88%      102%           71%
                      ---------------------------------------------------------------------------------------------------------
Net Assets, End of
 Year (in millions)    $60.1    $96.1    $102.1    $102.0        $104.3     $293.0    $267.3    $319.6    $316.1        $357.9
                      ---------------------------------------------------------------------------------------------------------

1) The date investment operations commenced.

2) For fiscal periods ending after September 1, 1995, each Portfolio is required to calculate an expense ratio without reductions related to expense offset arrangements.

3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Income Managers Trust and
Owners of Beneficial Interest of
Neuberger&Berman Government Money Portfolio
Neuberger&Berman Cash Reserves Portfolio
Neuberger&Berman Ultra Short Bond Portfolio and
Neuberger&Berman Limited Maturity Bond Portfolio

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Neuberger&Berman Government Money Portfolio, Neuberger&Berman Cash Reserves Portfolio, Neuberger&Berman Ultra Short Bond Portfolio, and Neuberger&Berman Limited Maturity Bond Portfolio, four of the series comprising Income Managers Trust (the "Trust"), as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Income Managers Trust at October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 5, 1997

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DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Neuberger&Berman Management Inc., Neuberger&Berman Government Money Fund, Neuberger&Berman Cash Reserves, Neuberger&Berman Ultra Short Bond Fund, and Neuberger&Berman Limited Maturity Bond Fund are registered service marks of Neuberger&Berman Management Inc.
-C- 1997 Neuberger&Berman Management Inc.

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OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Theodore P. Giuliano
 PRESIDENT AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

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Notice to Shareholders (Unaudited)

   Under most state tax laws, mutual fund dividends which are derived from direct investments in U.S. Government obligations are not taxable, as long as a Fund meets certain requirements. Some states require that a Fund must provide shareholders with a written notice, within 60 days of the close of a Fund's taxable year, designating the portion of the dividends which represents interest which those states consider to have been earned on U.S. Government obligations. The chart below shows the percentage of income derived from such investments for the twelve months ended October 31, 1997. This information should not be used to complete your tax returns.

                                               CALIFORNIA,
                                               CONNECTICUT,    MAINE      ALL
                                                   AND        AND NEW    OTHER
NEUBERGER&BERMAN                                 NEW YORK     HAMPSHIRE STATES
-------------------------------------------------------------------------------
GOVERNMENT MONEY FUND                               100.0%    100.0%    100.0%
CASH RESERVES                                          0.0       0.0       0.6
ULTRA SHORT BOND FUND                                  0.0      34.8      36.0
LIMITED MATURITY BOND FUND                             0.0       2.9       3.6

   In January 1998 you will receive information to be used in filing your 1997 tax returns, which will include a notice of the exact tax status of all dividends paid to you by each Fund during calendar 1997. Please consult your own tax advisor for details as to how this information should be reflected on your tax returns.

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NEUBERGER&BERMAN MANAGEMENT INC.-Registered Trademark-

      605 THIRD AVENUE 2ND FLOOR
      NEW YORK, NY 10158-0180
      SHAREHOLDER SERVICES
      800.877.9700
      INSTITUTIONAL SERVICES
      800.366.6264
      WWW.NBFUNDS.COM

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must preceded or accompany this report.

-Recycled  PRINTED ON RECYCLED PAPER
 Logo-                                                 NBIFAR001097